Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases [Abstract]
Schedule of Components of Lease Expense

The following table summarizes the components of lease expense:

	Three Months Ended	Nine Months Ended
(in thousands)	March 31, 2023	March 31, 2023
Operating lease expense	$1,807	$5,365

Finance lease expense
Amortization of right-of-use assets	66	205
Interest on lease liabilities	8	25
Total finance lease expense	74	230
Variable lease expense	200	677
Short-term lease expense	28	98
Total lease expense	$2,110	$6,370

Schedule of Supplemental Balance Sheet Items Related to Leases

The following table summarizes supplemental balance sheet items related to leases:

(in thousands)	March 31, 2023
Operating Leases
Operating lease right-of-use assets	$32,971

Current portion of operating lease liabilities	6,357
Long-term operating lease liabilities	27,695
Total operating lease liabilities	34,052

Finance Leases
Finance lease right-of-use assets	624

Current portion of finance lease liabilities	286
Long-term finance lease liabilities	344
Total finance lease liabilities	$630

Schedule of Weighted Average Remaining Lease Term and Discount Rate

The following table summarizes the weighted-average remaining lease term and discount rate:

Weighted-average remaining lease term (in years)
Operating leases	6.2
Finance leases	2.5

Weighted-average discount rate
Operating leases	5.0%
Finance leases	5.0%

Schedule of Future Minimum Lease Payments

The minimum annual payments under our lease agreements as of March 31, 2023 are as follows:

(in thousands)	Operating Leases	Finance Leases
Remaining fiscal 2023	$1,326	$78
2024	6,943	309
2025	6,538	180
2026	6,512	96
2027	6,158	6
2028 and thereafter	12,122	-
Total lease payments	39,599	669
Less imputed interest	(5,547)	(39)
Present value of lease liabilities	34,052	630
Current portion of lease liabilities	(6,357)	(286)
Total long term lease liabilities	$27,695	$344

The minimum annual payments under our lease agreements are as follows:

(in thousands)
Year Ending June 30,	Total
2023	$7,297
2024	7,325
2025	6,916
2026	6,852
2027	6,458
Thereafter	13,481
$48,329
The minimum annual payments under our lease agreements are as follows:

Year Ending June 30,	Total
2022	$5,913
2023	5,197
2024	5,240
2025	4,936
2026	5,049
Thereafter	17,046
$43,381